REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Schedule of redeemable convertible preferred stock

		Common
		Stock Issuable
	Liquidation Value	Upon Conversion
	(In thousands)
Series A-1	$3,000	1,234,568
Series A-2	6,000	2,362,204
Series B-1	22,166	2,718,539
Series C-1	28,423	3,570,724
Series C-2	26,857	2,513,698
Series D	202,385	5,950,204
Total	$288,831	18,349,937